Leases - Schedule of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Leases [Abstract]
Remainder of 2024	$ 9,849
2024	18,099	$ 22,733
2025	15,622	20,547
2026	10,444	17,670
2027	4,561	12,299
Thereafter	40,742
Total undiscounted cash flows	99,317	119,530
Less: Imputed interest	(30,079)	(33,523)
Present value of lease liabilities	$ 69,238	$ 86,007